UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          10/30/04
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $138,680,000
List of Other Included Managers:


No.  13F File Number                                         Name

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        COM              G0070K103      733    18300 SH       SOLE                             	       18300
ALCAN ALUMINUM LTD             COM              013716105     2199    46000 SH       SOLE                                      46000
ALCOA INC COM                  COM              013817101     2797    83280 SH       SOLE                                      83280
AMGEN INC                      COM              031162100     3843    67800 SH       SOLE                                      67800
ANADARKO PETROLEUM CORP        COM              032511107     1588    23937 SH       SOLE                                      23937
ASHLAND INC                    COM              044204105     1323    23600 SH       SOLE                                      23600
BANK OF AMERICA CORP           COM              060505104      948    21882 SH       SOLE                                      21882
BEAR STEARNS COMPANIES INC     COM              073902108     3519    36589 SH       SOLE                             	       36589
BECTON DICKINSON & CO          COM              075887109     4353    84200 SH       SOLE                                      84200
BIOGEN IDEC INC                COM              09062X103      612    10000 SH       SOLE                                      10000
CABOT CORP                     COM              127055101      328     8500 SH       SOLE                                       8500
CENTEX CORP                    COM              152312104     1981    39250 SH       SOLE                                      39250
CHEVRONTEXACO CORPORATION      COM              166764100     4807    89624 SH       SOLE                                      89624
CITIGROUP INC                  COM              172967101     4630   104937 SH       SOLE                                     104937
CITIZENS SOUTH BANKING CORP    COM              176682102      230    18300 SH       SOLE                                      18300
DEERE & CO                     COM              244199105     4293    66500 SH       SOLE                                      66500
DIAGEO PLC-SPON ADR            COM              25243Q205     3475    68900 SH       SOLE                                      68900
DOW CHEMICAL                   COM              260543103     4279    94700 SH       SOLE                                      94700
DR HORTON INC                  COM              23331A109     1729    52235 SH       SOLE                                      52235
ENCANA CORP                    COM              292505104     2336    50449 SH       SOLE                                      50449
FEDERATED DEPARTMENT STORES    COM              31410H101     3203    70500 SH       SOLE                                      70500
FEDERATED INVESTORS INC        COM              314211103      324    11385 SH       SOLE                                      11385
FRANKLIN RESOURCES INC         COM              354613101     2676    48000 SH       SOLE                                      48000
FREDDIE MAC                    COM              313400301     1592    24400 SH       SOLE                                      24400
FULTON FINANCIAL CORP          COM              360271100      845    39500 SH       SOLE                                      39500
GUIDANT CORP                   COM              401698105     4444    67300 SH       SOLE                                      67300
H&R BLOCK INC                  COM              093671105     3618    73200 SH       SOLE                                      73200
HCA INC                        COM              404119109     3567    93500 SH       SOLE                                      93500
HEALTH NET INC                 COM              42222G108     2556   103400 SH       SOLE                                     103400
HOME DEPOT INC                 COM              437076102      549    14000 SH       SOLE                                      14000
IBM CORPORATION                COM              459200101     1783    20791 SH       SOLE                                      20791
IDT CORP                       COM              448947309      932    62000 SH       SOLE                                      62000
INTERNATIONAL PAPER CO         COM              460146103      319     7900 SH       SOLE                                       7900
JPMORGAN CHASE & CO            COM              46625H100     4660   117300 SH       SOLE                                     117300
KIMBERLY-CLARK CORP            COM              494368103     1880    29100 SH       SOLE                                      29100
LABORATORY CORP OF AMERICA HLD COM              50540R409      245     5600 SH       SOLE                                       5600
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     1347    16900 SH       SOLE                                      16900
LIMITED BRANDS                 COM              532716107     2412   108200 SH       SOLE                                     108200
LINCOLN NATIONAL CORP          COM              534187109     1034    22000 SH       SOLE                                      22000
MBNA CORP                      COM              55262L100     3972   157600 SH       SOLE                                     157600
MEDIMMUNE INC                  COM              584699102     2550   107600 SH       SOLE                                     107600
MONSANTO CO                    COM              61166W101     4476   122890 SH       SOLE                                     122890
MORGAN STANLEY                 COM              617446448     1129    22900 SH       SOLE                                      22900
NORTHROP GRUMMAN CORP          COM              666807102     3562    66800 SH       SOLE                                      66800
OLIN CORP                      COM              680665205     1362    68100 SH       SOLE                                      68100
PMI GROUP INC (THE)            COM              69344M101     3709    91400 SH       SOLE                                      91400
PRINCIPAL FINANCIAL GROUP      COM              74251V102     1442    40100 SH       SOLE                                      40100
STORAGE TECH CORP              COM              862111200     2559   101300 SH       SOLE                                     101300
THE ST PAUL TRAVELERS COS INC  COM              792860108     1736    52520 SH       SOLE                                      52520
TOYS R US INC                  COM              892335100     2209   124500 SH       SOLE                                     124500
TYCO INTERNATIONAL LTD         COM              902124106     4787   156119 SH       SOLE                                     156119
U.S. BANCORP                   COM              902973304     4506   155920 SH       SOLE                                     155920
UNITED TECHNOLOGIES            COM              913017109      486     5200 SH       SOLE                                       5200
UNITEDHEALTH GROUP INC         COM              91324P102     5685    77100 SH       SOLE                                      77100
VALEANT PHARMACEUTICALS        COM              91911X104      410    17000 SH       SOLE                                      17000
WELLS FARGO & CO               COM              949746101     1026    17200 SH       SOLE                                      17200
WEYERHAEUSER CO                COM              962166104     3577    53800 SH       SOLE                                      53800
WPP GROUP PLC SPONS ADR        COM              929309300      360     7700 SH       SOLE                                       7700
YUM! BRANDS INC                COM              988498101     1151    28300 SH       SOLE                                      28300